Income Taxes - Pre-tax Income (Loss) for Domestic and Foreign Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Domestic	$ (422)	$ 30	$ (334)
Foreign	13	6	24
Pre-tax income	$ (409)	$ 36	$ (310)